Capital Stock	12 Months Ended
Dec. 31, 2012
Capital Stock
13.	Capital Stock

The authorized capital stock of Teekay Tankers Ltd. is 100,000,000 shares of preferred stock, with a par value of $0.01 per share, 200,000,000 shares of Class A common stock, with a par value of $0.01 per share, and 100,000,000 shares of Class B common stock, with a par value of $0.01 per share. The shares of Class A common stock entitle the holder to one vote per share while the shares of Class B common stock entitle the holder to five votes per share, subject to a 49% aggregate Class B common stock voting power maximum. As at December 31, 2012, the Company had 71.1 million shares of Class A common stock, 12.5 million shares of Class B common stock and no shares of Preferred Stock issued and outstanding.

Dividends may be declared and paid out of surplus only, but if there is no surplus, dividends may be declared or paid out of the net profits for the fiscal year in which the dividend is declared and for the preceding fiscal year. Surplus is the excess of the net assets of the company over the aggregated par value of the issued shares of the Company. Subject to preferences that may apply to any shares of preferred stock outstanding at the time, the holders of Class A common stock and Class B common stock are entitled to share equally in any dividends that the board of directors declares from time to time out of funds legally available for dividends.

Upon the Company’s liquidation, dissolution or winding-up, the holders of Class A common stock and Class B common stock shall be entitled to share equally in all assets remaining after the payment of any liabilities and the liquidation preferences on any outstanding preferred stock. Shares of the Company’s Class A common stock are not convertible into any other shares of the Company’s capital stock. Each share of Class B common stock is convertible at any time at the option of the holder thereof into one share of Class A common stock. Upon any transfer of shares of Class B common stock to a holder other than Teekay Corporation (or any of its affiliates or any successor to Teekay Corporation’s business or to all or substantially all of its assets), such shares of Class B common stock shall automatically convert into Class A common stock upon such transfer. In addition, all shares of Class B common stock will automatically convert into shares of Class A common stock if the aggregate number of outstanding shares of Class A common stock and Class B common stock beneficially owned by Teekay Corporation and its affiliates falls below 15% of the aggregate number of outstanding shares of common stock. All such conversions will be effected on a one-for-one basis.

As at December 31, 2012 and December 31, 2011, the Company had reserved under its 2007 Long-Term Incentive Plan a total of 1,000,000 shares of Class A common stock for issuance pursuant to awards to be granted. To date, the Company has satisfied awards under the plan through open market purchases and deliveries to the grantees, rather than issuing shares from authorized capital. For the years ended December 31, 2012, 2011 and 2010, 82,573 shares, 30,596 shares and 19,371 shares of Class A common stock have been granted and delivered to non-management Directors as part of the Directors’ annual compensation, respectively. As at December 31, 2012, 2011 and 2010, total of 173,971 shares 91,398 shares and 60,802 shares of Class A common stock, respectively, had been granted and delivered. The granting of such stock has been included in general and administrative expenses in the amounts of $0.4 million, $0.3 million, and $0.2 million for the years ended December 31, 2012, 2011, and 2010, respectively.